Operating Expenses, Depreciation and Amortization - Summary of Consolidated Operating Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Administrative expenses	$ 22,387	$ 21,053	$ 20,733
Selling expenses	6,315	6,429	6,945
Distribution and logistics expenses	31,992	28,485	26,235
Operating expenses	$ 60,694	$ 55,967	$ 53,913